Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II
Valuation and Qualifying Accounts (in thousands); Years Ended December 31, 2014, 2013 and 2012

Valuation Accounts Deducted in the Balance Sheet From the Assets to Which They Apply	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Additions Recorded During Acquisitions	Deductions (A)	Balance at End of Period

2012 Allowance for losses: Trade accounts receivable	$3,588	$745	$0	$1,288	$3,045

2013 Allowance for losses: Trade accounts receivable	$3,045	$1,413	$0	$130	$4,327

2014 Allowance for losses: Trade accounts receivable	$4,327	$896	$0	$1,385	$3,838
(A) Accounts written off, net of recoveries.